Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2020-A				PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 01/31/2021

A.	DATES	Begin	End	# days

1	Payment Date		2/16/2021
2	Collection Period	1/1/2021	1/31/2021	31
3	Monthly Interest Period-Actual	1/15/2021	2/15/2021	32
4	Monthly Interest - Scheduled	1/15/2021	2/14/2021	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	95,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2 Notes	306,000,000.00	237,773,262.68	-	-	15,159,596.44	222,613,666.24	0.7274956
7	Class A-3 Notes	296,000,000.00	296,000,000.00	-	-	-	296,000,000.00	1.0000000
8	Class A-4 Notes	90,180,000.00	90,180,000.00	-	-	-	90,180,000.00	1.0000000
9	Total Class A Notes	787,180,000.00	623,953,262.68	-	-	15,159,596.44	608,793,666.24
10	Class B Notes	31,290,000.00	31,290,000.00	-	-	-	31,290,000.00	1.0000000

11	Total Notes	$818,470,000.00	655,243,262.68	$0.00	$0.00	$15,159,596.44	640,083,666.24

	Overcollateralization
12	Exchange Note	57,774,538.43	48,847,394.60				47,937,818.82
13	Series 2020-A Notes	86,664,435.42	110,032,586.09				110,942,161.87

14	Total Overcollateralization	144,438,973.85	158,879,980.69				158,879,980.69
15	Total Target Overcollateralization	$158,879,980.69	158,879,980.69				158,879,980.69

				Per $1000	Principal	Per $1000	Interest
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
16	Class A-1 Notes	1.64411%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	1.71000%	338,826.90	1.1072775	15,159,596.44	49.5411648	0.00
18	Class A-3 Notes	1.70000%	419,333.33	1.4166667	0.00	0.0000000	0.00
19	Class A-4 Notes	1.79000%	134,518.50	1.4916667	0.00	0.0000000	0.00
20	Total Class A Notes		892,678.73	1.1340211	15,159,596.44	19.2581067	0.00
21	Class B Notes	1.93000%	50,324.75	1.6083333	0.00	0.0000000	0.00

22	Totals		943,003.48	1.1521540	15,159,596.44	18.5218718	0.00
		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	905,134,435.42	765,275,848.77				751,025,828.11

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	6.85%	6.85%
25	Aggregate Securitization Value	962,908,973.85	798,963,646.93
26	Aggregate Base Residual Value (Not Discounted)	685,709,417.97	636,484,902.13

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	2	13,112.05
28	Turn-in Ratio on Scheduled Terminations			50.00%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	34,761	814,123,243.37
30	Depreciation/Payments		(7,396,994.05)
31	Gross Credit Losses	(66)	(1,539,476.74)
32	Early Terminations — Regular	(13)	(363,640.82)
33	Scheduled Terminations — Returned	(6)	(78,572.68)
34	Payoff Units & Lease Reversals	(217)	(5,780,912.15)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	34,459	798,963,646.93

World Omni Automobile Lease Securitization Trust 2020-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 01/31/2021

C.	SERVICING FEE

37	Servicing Fee Due	678,436.04

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(13,303.67)

D.	RESERVE ACCOUNT
	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,814,544.87
41	Beginning Reserve Account Balance	4,814,544.87
42	Ending Reserve Account Balance	4,814,544.87

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	34,129	99.28%	790,684,574.21
44	31 - 60 Days Delinquent	163	0.47%	4,073,150.69
45	61 - 90 Days Delinquent	67	0.20%	1,679,832.32
46	91 -120 Days Delinquent	16	0.05%	431,560.75
47	121+ Days Delinquent	-	-	-

48	Total	34,375	100.00%	796,869,117.97

49	Total 61+ Delinquent as % End of Period Securitization Value	0.26%
50	Delinquency Trigger Occurred	NO

51	Prepayment Speed (1 Month)	0.77%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts
52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	19	442,213.50
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(429,506.26)
54	Less: Excess Wear and Tear Received in Current Period		(403.88)
55	Less: Excess Mileage Received in Current Period		(616.43)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		11,686.93

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		0.02%
58	Prior Period Net Residual Losses/(Gains) Ratio		-0.05%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		-0.05%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		-0.02%
61	Four Month Average		-0.03%

62	Beginning Cumulative Net Residual Losses		100,834.74
63	Current Period Net Residual Losses		11,686.93

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		112,521.67

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.01%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	66	1,539,476.74
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(1,145,588.88)

68	Current Period Net Credit Losses/(Gains)		393,887.86

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		0.58%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.17%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.33%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.33%
73	Four Month Average		0.35%

74	Beginning Cumulative Net Credit Losses		1,688,073.05
75	Current Period Net Credit Losses		393,887.86

76	Ending Cumulative Net Credit Losses		2,081,960.91

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.22%

World Omni Automobile Lease Securitization Trust 2020-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 01/31/2021

F.	EXCHANGE NOTE COLLECTION ACCOUNT

COLLECTED AMOUNTS

78	Lease Payments Received	12,140,605.43
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	97,181.91
80	Liquidation Proceeds, Recoveries & Expenses	951,176.56
81	Insurance Proceeds	194,412.32
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	333,344.66
83	Payoff Payments	6,534,614.76
84	All Other Payments Received	-

85	Collected Amounts	20,251,335.64

86	Investment Earnings on Collection Account	2,207.33

87	Total Collected Amounts - Available for Distribution	20,253,542.97

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	678,436.04
89	Interest on the Exchange Note - to the Trust Collection Account	1,230,818.66
90	Principal on the Exchange Note - to the Trust Collection Account	14,250,020.66
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	4,094,267.61
92	Remaining Funds Payable to Trust Collection Account	-

93	Total Distributions	20,253,542.97

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

94	Available Funds	25,961,106.93

95	Investment Earnings on Reserve Account	408.92

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	25,961,515.85

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

98	Administration Fee	33,921.80
99	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100	Class A Noteholders' Interest Distributable Amount	892,678.73
101	Noteholders' First Priority Principal Distributable Amount	-
102	Class B Noteholders' Interest Distributable Amount	50,324.75
103	Noteholders' Second Priority Principal Distributable Amount	-
104	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105	Noteholders' Regular Principal Distributable Amount	15,159,596.44
106	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107	Remaining Funds Payable to Certificate holder	3,438,994.13
108	Retained Amounts	6,386,000.00

109	Total Distributions	25,961,515.85

COMPLIANCE WITH EUROPEAN UNION RISK RETENTION RULES

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Indenture), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding (i) all the limited liability company interests in World Omni Auto Leasing LLC (“WOAL”), which in turn retains the Certificates (as defined in the Indenture) issued by World Omni Automobile Lease Securitization Trust 2020-A, and (ii) the residual interest in the 2020-A Reference Pool (as defined in the Indenture), such Certificates and interest, collectively representing at least 5% of the aggregate Securitization Value of the Units in the 2020-A Reference Pool (each as defined in the Indenture). World Omni has not (and has not permitted WOAL or any of its other affiliates to hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) hedged or otherwise mitigated its credit risk under or associated with the EU Retained Interest, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case, to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.

The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.